Note 11 - Income Taxes - Changes in Deferred Tax Liabilities (Asset) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Deferred tax assets	$ 26,599,779	$ 14,427,664	$ 9,248,029
Deferred tax liability (asset)	26,599,779	14,424,455	9,246,172
Unrecorded deferred income tax assets	(26,599,779)	(14,424,455)	(9,246,172)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	21,923,593	12,938,264	8,020,146
Unused research and development expenditures [member]
Statement Line Items [Line Items]
Deferred tax assets	1,807,596	1,178,910	958,240
Financing costs [member]
Statement Line Items [Line Items]
Deferred tax assets	2,470,787	17,201	108,847
Costs relating to patents and others [member]
Statement Line Items [Line Items]
Deferred tax assets	139,380	118,564	96,524
Property and equipment [member]
Statement Line Items [Line Items]
Deferred tax assets	258,423	174,725	64,272
Deferred tax liabilities		$ (3,209)	$ (1,857)